Financial instruments and financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Schedule of financial assets and liabilities by category

	Amortized Cost	FVTPL	Total
At December 31, 2018	$	$	$
Financial assets
Cash and cash equivalents	21,832	-	21,832
Trade receivables (1)		19,199	19,199
Total Financial assets	21,832	19,199	41,031

Financial liabilities
Accounts payable	24,662	-	24,662
Loans payable	56,253	-	56,253
Total Financial liabilities	80,915	-	80,915

	Loans and receivables	Other financial liabilities	Total
At December 31, 2017	$	$	$
Financial assets
Cash and cash equivalents	23,878	-	23,878
Trade receivables (1)	20,613	-	20,613
Total Financial assets	44,491	-	44,491

Financial liabilities
Accounts payable	-	19,004	19,004
Loans payable	-	64,860	64,860
Total Financial liabilities	-	83,864	83,864

(1)Trade receivables exclude sales and income tax receivables.

Schedule of fair value measurements of assets
	December 31, 2018				December 31, 2017
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Recurring measurements	$	$	$	$	$	$	$	$
Trade receivables (1)	-	19,199	-	19,199	-	20,613	-	20,613
	-	19,199	-	19,199	-	20,613	-	20,613

(1)Trade receivables exclude sales and income tax receivables.

Currency risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks
	December 31, 2018
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total $

Cash and cash equivalents	183	393	1,064	1,640
Income tax and other receivables	32	8,748	617	9,397
	215	9,141	1,681	11,037

Accounts payable and other liabilities	(1,268)	(22,865)	(19,632)	(43,765)

Total	(1,053)	(13,724)	(17,951)	(32,728)

	December 31, 2017
	CAN dollar	Mexican Peso	Peruvian Nuevo Soles	Total $

Cash and cash equivalents	132	167	634	933
Income tax and other receivables	158	9,618	918	10,694
	290	9,785	1,552	11,627

Accounts payable and other liabilities	(1,461)	(30,674)	(21,838)	(53,973)

Total	(1,171)	(20,889)	(20,286)	(42,346)

Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks
	2018	2017
Commodity	$	$

10% decrease in silver prices	(62)	(27)
10% decrease in copper prices	(325)	(456)
10% decrease in lead prices	(1)	(1)
10% decrease in gold prices	(134)	(87)

Credit risk
Disclosure of detailed information about financial instruments [line items]
Schedule of exposure to risks
	December 31,	December 31,
	2018	2017
	$	$
Cash and cash equivalents	21,832	23,878
Trade receivables	19,199	20,613
	41,031	44,491

Liquidity risk
Disclosure of detailed information about financial instruments [line items]
Schedule of remaining contractual maturities and undiscounted cash flows
						As at December 31,
	Within 1 year	1-2 years	2-5 years	After 5 years	Total	2018
	$	$	$	$	$	$

Accounts payable and accrued liabilities	36,092	-	-	-	36,092	36,092
Loans payable	27,520	6,000	22,733	-	56,253	56,253
Interest on loans payable	198	127	250	-	575	575
Other liabilities	8,908	1,081	-	-	9,989	9,989
Total Commitments	72,718	7,208	22,983	-	102,909	102,909